Reportable Operating Segments and Geographic Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Non-interest revenues									$ 25,321	$ 22,713	$ 21,212
Interest income									6,961	7,292	5,331
Interest expense									2,320	2,423	2,207
Total revenues, net of interest expense	7,742	7,571	7,618	7,031	7,244	6,973	6,805	6,560	29,962	27,582	24,336
Total provision									1,112	2,207	5,313
Pretax income (loss) from continuing operations	1,748	1,711	1,765	1,732	1,477	1,640	1,595	1,252	6,956	5,964	2,841
Income tax provision (benefit)									2,057	1,907	704
Income (loss) from continuing operations	1,192	1,235	1,295	1,177	1,062	1,093	1,017	885	4,899	4,057	2,137
Total equity	18,794				16,230				18,794	16,230	12,637	11,841
Previously Reported Balance [Member]
Segment Reporting Information [Line Items]
Total equity											14,406
U S Card Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									10,648	9,884	9,443
Interest income									5,230	5,390	3,216
Interest expense									807	812	568
Total revenues, net of interest expense									15,071	14,462	12,091
Total provision									687	1,591	3,769
Pretax income (loss) from continuing operations									4,129	3,504	575
Income tax provision (benefit)									1,449	1,279	171
Income (loss) from continuing operations									2,680	2,225	404
Total equity	8,800				7,400				8,800	7,400	6,000
International Card Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									4,361	3,678	3,442
Interest income									1,304	1,393	1,509
Interest expense									426	428	427
Total revenues, net of interest expense									5,239	4,643	4,524
Total provision									268	392	1,211
Pretax income (loss) from continuing operations									762	589	271
Income tax provision (benefit)									39	52	(59)
Income (loss) from continuing operations									723	537	330
Total equity	2,800				2,200				2,800	2,200	2,300
Global Commercial Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									4,880	4,347	3,882
Interest income									9	7	5
Interest expense									264	227	180
Total revenues, net of interest expense									4,625	4,127	3,707
Total provision									76	157	177
Pretax income (loss) from continuing operations									1,075	723	475
Income tax provision (benefit)									337	273	144
Income (loss) from continuing operations									738	450	331
Total equity	3,600				3,700				3,600	3,700	3,700
Global Network And Merchant Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									4,713	4,101	3,586
Interest income									5	4	1
Interest expense									(224)	(200)	(177)
Total revenues, net of interest expense									4,942	4,305	3,764
Total provision									75	61	135
Pretax income (loss) from continuing operations									1,979	1,589	1,449
Income tax provision (benefit)									686	564	510
Income (loss) from continuing operations									1,293	1,025	939
Total equity	2,000				1,900				2,000	1,900	1,400
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									719	703	859
Interest income									413	498	600
Interest expense									1,047	1,156	1,209
Total revenues, net of interest expense									85	45	250
Total provision									6	6	21
Pretax income (loss) from continuing operations									(989)	(441)	71
Income tax provision (benefit)									(454)	(261)	(62)
Income (loss) from continuing operations									(535)	(180)	133
Total equity	$ 1,800				$ 1,000				$ 1,800	$ 1,000	$ 1,000